Fees Summary	Oct. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,302,886,895
Previously Paid Amount	94,922
Total Fee Amount	189,228.69
Total Offset Amount
Net Fee	$ 94,306.69